Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,227,698)	$ (4,392,880)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization expense	11,440	6,185
Net realized (gain) loss on short-term investments	(3,911)	1,025
Unrealized loss on short-term investments	3,240
Staking income on crypto assets	(207)
Unrealized loss on crypto assets, at fair value	64,608
Impairment loss on crypto assets, at cost	39,916
Stock-based compensation	117,021
Common stock issued for acquired technology expensed	518,225
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(118,457)	(9,149)
Accounts payable and accrued expenses	(993,414)	633,007
Deferred revenue	(72,102)	(72,102)
NET CASH USED IN OPERATING ACTIVITIES	(4,661,339)	(3,833,914)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of short-term debt investments	1,315,653	1,149,320
Purchases of short-term investments	(96,712)	(175,543)
Purchases of crypto assets	(574,920)
NET CASH PROVIDED BY INVESTING ACTIVITIES	644,021	973,777
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from sale of common stock and pre-funded warrants	3,725,236	1,673,216
Net proceeds from sale of common stock and warrants		1,741,522
Proceeds from exercise of warrants, net of offering costs	1,134,983	3
Purchase of treasury stock		(173,113)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,860,219	3,241,628
NET INCREASE IN CASH AND CASH EQUIVALENTS	842,901	381,491
CASH AND CASH EQUIVALENTS - beginning of the year	3,905,799	3,524,308
CASH AND CASH EQUIVALENTS - end of the year	4,748,700	3,905,799
Cash paid during the year for:
Interest	37,302	5,084
Income taxes
Non-cash investing and financing activities:
Unrealized gain on short-term debt investments	3,409	8,646
Crypto assets, at fair value used to acquire short-term investments	150,202
Conversion crypto assets, at fair value for crypto assets, at cost for liquid staking activities	138,500
Intangible assets acquired in exchange for accounts payable and accrued expenses		247,400
Decrease in intangible assets and accounts payable and accrued expenses	12,400
Cancellation of treasury stock		$ 644,234